Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$9,316	$10,125
Total agency securities (Cost $9,316)				10,125

	Shares
Common stocks: 59.20%
Communication services: 5.73%
Diversified telecommunication services: 0.38%
AT&T, Inc.	77,587	1,606,051
Comcast Corp. Class A	39,783	976,672
Verizon Communications, Inc.	46,626	1,974,145
		4,556,868
Entertainment: 0.61%
Electronic Arts, Inc.	2,515	515,676
Live Nation Entertainment, Inc.†	1,767	323,555
Netflix, Inc.†	47,019	3,357,157
Take-Two Interactive Software, Inc.†	1,944	485,961
TKO Group Holdings, Inc. Class A	703	141,521
Walt Disney Co.	19,390	1,866,287
Warner Bros Discovery, Inc.†	27,675	737,816
		7,427,973
Interactive media & services: 4.59%
Alphabet, Inc. Class A	65,476	23,399,158
Alphabet, Inc. Class C	52,777	18,647,698
Meta Platforms, Inc. Class A	24,522	13,812,997
		55,859,853
Media: 0.08%
Charter Communications, Inc. Class A†	934	132,824
EchoStar Corp. Class A†	1,522	154,483
Fox Corp. Class A	2,227	116,160
Fox Corp. Class B	1,553	72,743
News Corp. Class A	4,075	101,182
News Corp. Class B	1,345	37,741
Omnicom Group, Inc.	3,182	231,745
Paramount Skydance Corp. Class B	3,522	34,727
The Trade Desk, Inc. Class A†	4,768	86,205
		967,810
Wireless telecommunication services: 0.07%
T-Mobile U.S., Inc.	5,196	871,525
Consumer discretionary: 5.51%
Automobile components: 0.01%
Aptiv PLC†	2,363	145,041
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Automobiles: 1.20%
Ford Motor Co.	43,703	$607,472
General Motors Co.	10,068	776,041
Tesla, Inc.†	31,437	13,222,402
		14,605,915
Broadline retail: 2.19%
Amazon.com, Inc.†	109,307	26,052,230
eBay, Inc.	4,958	554,057
		26,606,287
Distributors: 0.02%
Genuine Parts Co.	1,537	181,335
Hotels, restaurants & leisure: 0.95%
Airbnb, Inc. Class A†	4,667	667,848
Booking Holdings, Inc.	8,653	1,542,311
Carnival Corp. Ltd.	14,365	410,408
Chipotle Mexican Grill, Inc. Class A†	14,323	486,982
Darden Restaurants, Inc.	1,279	263,487
Domino’s Pizza, Inc.	342	101,246
DoorDash, Inc. Class A†	4,226	779,824
Expedia Group, Inc.	1,279	327,270
Hilton Worldwide Holdings, Inc.	2,542	840,029
Las Vegas Sands Corp.	3,329	153,766
Marriott International, Inc. Class A	2,444	905,722
McDonald’s Corp.	7,934	2,144,640
MGM Resorts International†	2,143	102,457
Norwegian Cruise Line Holdings Ltd.†	5,127	108,231
Royal Caribbean Cruises Ltd.	2,785	884,321
Starbucks Corp.	12,726	1,300,470
Wynn Resorts Ltd.	936	90,876
Yum! Brands, Inc.	3,078	492,049
		11,601,937
Household durables: 0.13%
D.R. Horton, Inc.	2,945	479,682
Garmin Ltd.	1,830	434,698
Lennar Corp. Class A	2,403	217,447
NVR, Inc.†	30	204,402
PulteGroup, Inc.	2,127	291,846
		1,628,075
Leisure products: 0.01%
Hasbro, Inc.	1,501	123,968
Specialty retail: 0.89%
AutoZone, Inc.†	184	588,053
Best Buy Co., Inc.	2,188	166,025
Carvana Co. Class A†	7,998	526,428
Home Depot, Inc.	11,122	3,922,507
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
Lowe’s Cos., Inc.	6,254	$1,378,945
O’Reilly Automotive, Inc.†	9,254	852,201
Ross Stores, Inc.	3,597	765,621
TJX Cos., Inc.	12,348	1,870,722
Tractor Supply Co.	5,856	185,108
Ulta Beauty, Inc.†	486	219,176
Williams-Sonoma, Inc.	1,315	306,527
		10,781,313
Textiles, apparel & luxury goods: 0.11%
Deckers Outdoor Corp.†	1,585	157,375
lululemon athletica, Inc.†	1,169	133,476
NIKE, Inc. Class B	13,394	549,824
Ralph Lauren Corp. Class A	432	173,409
Tapestry, Inc.	2,256	330,233
		1,344,317
Consumer staples: 2.71%
Beverages: 0.59%
Brown-Forman Corp. Class B	1,880	50,102
Coca-Cola Co.	43,239	3,514,034
Constellation Brands, Inc. Class A	1,557	216,563
Keurig Dr Pepper, Inc.	15,192	497,234
Molson Coors Beverage Co. Class B	1,791	69,777
Monster Beverage Corp.†	7,972	766,269
PepsiCo, Inc.	15,262	2,066,475
		7,180,454
Consumer staples distribution & retail: 1.03%
Casey’s General Stores, Inc.	413	328,248
Costco Wholesale Corp.	4,954	4,634,319
Dollar General Corp.	2,459	283,056
Dollar Tree, Inc.†	2,022	244,561
Kroger Co.	6,334	351,727
Sysco Corp.	5,340	446,317
Target Corp.	5,071	662,323
Walmart, Inc.	48,954	5,544,530
		12,495,081
Food products: 0.22%
Archer-Daniels-Midland Co.	5,382	411,185
Bunge Global SA	1,517	161,909
General Mills, Inc.	5,959	207,373
Hershey Co.	1,655	290,370
Hormel Foods Corp.	3,257	80,839
J.M. Smucker Co.	1,191	133,988
Kraft Heinz Co.	9,533	225,169
McCormick & Co., Inc.	2,836	142,991
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Food products(continued)
Mondelez International, Inc. Class A	14,334	$829,079
Tyson Foods, Inc. Class A	3,150	180,337
		2,663,240
Household products: 0.45%
Church & Dwight Co., Inc.	2,646	256,345
Clorox Co.	1,350	128,844
Colgate-Palmolive Co.	8,935	819,161
Kimberly-Clark Corp.	3,707	406,917
Procter & Gamble Co.	26,002	3,812,933
		5,424,200
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	2,761	217,981
Kenvue, Inc.	21,439	409,699
		627,680
Tobacco: 0.37%
Altria Group, Inc.	18,647	1,341,651
Philip Morris International, Inc.	17,403	3,148,377
		4,490,028
Energy: 1.76%
Energy equipment & services: 0.14%
Baker Hughes Co. Class A	11,078	614,829
Halliburton Co.	9,328	316,686
SLB Ltd.	16,694	776,104
		1,707,619
Oil, gas & consumable fuels: 1.62%
APA Corp.	3,947	128,554
Chevron Corp.	20,905	3,465,213
ConocoPhillips	13,604	1,414,272
Devon Energy Corp.	12,874	531,954
Diamondback Energy, Inc.	2,167	380,915
EOG Resources, Inc.	5,948	771,634
EQT Corp.	6,984	371,339
Expand Energy Corp.	2,671	243,568
Exxon Mobil Corp.	46,284	6,327,948
Kinder Morgan, Inc.	21,862	698,928
Marathon Petroleum Corp.	3,260	833,484
Occidental Petroleum Corp.	8,108	393,806
ONEOK, Inc.	7,035	611,623
Phillips 66	4,477	756,837
Targa Resources Corp.	2,397	642,732
Texas Pacific Land Corp.	647	283,153
Valero Energy Corp.	3,316	863,619
Williams Cos., Inc.	13,656	1,015,187
		19,734,766
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financials: 6.96%
Banks: 2.01%
Bank of America Corp.	72,903	$4,154,013
Citigroup, Inc.	19,045	2,665,538
Citizens Financial Group, Inc.	4,722	330,871
Fifth Third Bancorp	10,120	570,464
Huntington Bancshares, Inc.	22,636	401,336
JPMorgan Chase & Co.	29,920	9,793,714
KeyCorp	10,291	237,208
M&T Bank Corp.	1,635	389,146
PNC Financial Services Group, Inc.	4,484	1,104,051
Regions Financial Corp.	9,529	287,776
Truist Financial Corp.	13,912	693,096
U.S. Bancorp	17,333	1,046,913
Wells Fargo & Co.	34,171	2,823,891
		24,498,017
Capital markets: 1.75%
Ameriprise Financial, Inc.	1,004	460,595
Ares Management Corp. Class A	2,355	262,135
Bank of New York Mellon Corp.	7,664	1,108,291
BlackRock, Inc.	1,612	1,550,035
Blackstone, Inc.	8,295	976,073
Cboe Global Markets, Inc.	1,169	283,681
Charles Schwab Corp.	18,255	1,684,389
CME Group, Inc.	4,046	893,478
Coinbase Global, Inc. Class A†	2,484	363,136
FactSet Research Systems, Inc.	407	93,643
Franklin Resources, Inc.	3,423	113,883
Goldman Sachs Group, Inc.	3,294	3,331,453
Interactive Brokers Group, Inc. Class A	4,974	432,937
Intercontinental Exchange, Inc.	6,315	777,440
Invesco Ltd.	4,950	130,630
KKR & Co., Inc.	7,720	708,542
Moody’s Corp.	1,678	760,000
Morgan Stanley	13,385	2,798,000
MSCI, Inc. Class A	813	455,313
Nasdaq, Inc.	4,989	393,233
Northern Trust Corp.	2,066	359,153
Raymond James Financial, Inc.	1,937	294,482
Robinhood Markets, Inc. Class A†	8,835	885,974
S&P Global, Inc.	3,386	1,378,982
State Street Corp.	3,090	524,064
T. Rowe Price Group, Inc.	2,393	272,060
		21,291,602
Consumer finance: 0.30%
American Express Co.	5,943	2,010,220
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	6,949	$1,394,108
Synchrony Financial	3,756	285,644
		3,689,972
Financial services: 1.96%
Apollo Global Management, Inc.	5,150	609,296
Berkshire Hathaway, Inc. Class B†	20,472	10,243,984
Block, Inc.†	5,976	454,176
Corpay, Inc.†	730	243,287
Fidelity National Information Services, Inc.	5,772	224,415
Fiserv, Inc.†	5,954	292,044
Global Payments, Inc.	2,596	188,366
Hologic, Inc.♦†	2,735	0
Jack Henry & Associates, Inc.	793	109,228
Mastercard, Inc. Class A	9,010	4,627,536
PayPal Holdings, Inc.	9,850	425,323
Visa, Inc. Class A	18,533	6,358,487
		23,776,142
Insurance: 0.94%
Aflac, Inc.	5,115	599,734
Allstate Corp.	2,874	683,839
American International Group, Inc.	5,920	441,218
Aon PLC Class A	2,385	791,081
Arch Capital Group Ltd.†	3,886	377,175
Arthur J Gallagher & Co.	2,869	658,636
Assurant, Inc.	553	148,497
Brown & Brown, Inc.	3,255	208,808
Chubb Ltd.	4,028	1,372,501
Cincinnati Financial Corp.	1,727	319,737
Erie Indemnity Co. Class A	284	68,089
Everest Group Ltd.	442	157,896
Globe Life, Inc.	867	154,915
Hartford Insurance Group, Inc.	3,061	405,644
Loews Corp.	1,884	213,288
Marsh & McLennan Cos., Inc.	5,380	896,685
MetLife, Inc.	6,035	510,621
Principal Financial Group, Inc.	2,195	236,577
Progressive Corp.	6,525	1,425,386
Prudential Financial, Inc.	3,875	418,229
Travelers Cos., Inc.	2,374	783,705
W.R. Berkley Corp.	3,284	231,620
Willis Towers Watson PLC	1,055	275,745
		11,379,626
Health care: 5.26%
Biotechnology: 0.98%
AbbVie, Inc.	19,729	4,964,605
Amgen, Inc.	6,027	2,182,497
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Biogen, Inc.†	1,649	$356,283
Gilead Sciences, Inc.	13,864	1,751,578
Incyte Corp.†	1,874	212,437
Moderna, Inc.†	3,943	276,128
Regeneron Pharmaceuticals, Inc.	1,116	695,871
Vertex Pharmaceuticals, Inc.†	2,834	1,407,733
		11,847,132
Health care equipment & supplies: 0.81%
Abbott Laboratories	19,450	1,764,893
Align Technology, Inc.†	744	125,483
Baxter International, Inc.	5,767	122,953
Becton Dickinson & Co.	3,077	465,642
Boston Scientific Corp.†	16,597	708,360
Cooper Cos., Inc.†	2,179	156,256
DexCom, Inc.†	4,309	290,211
Edwards Lifesciences Corp.†	6,430	581,658
GE HealthCare Technologies, Inc.	5,079	325,107
IDEXX Laboratories, Inc.†	881	463,794
Insulet Corp.†	773	117,689
Intuitive Surgical, Inc.†	3,955	1,572,824
Medtronic PLC	14,336	1,121,505
ResMed, Inc.	1,620	315,706
Solventum Corp.†	1,644	126,835
STERIS PLC	1,095	230,574
Stryker Corp.	3,853	1,213,079
Zimmer Biomet Holdings, Inc.	2,160	185,954
		9,888,523
Health care providers & services: 0.99%
Cardinal Health, Inc.	2,615	621,219
Cencora, Inc.	2,173	614,916
Centene Corp.†	5,238	336,227
Cigna Group	2,954	814,359
CVS Health Corp.	14,247	1,473,852
DaVita, Inc.†	358	79,648
Elevance Health, Inc.	2,425	937,820
HCA Healthcare, Inc.	1,734	676,069
Henry Schein, Inc.†	1,081	90,285
Humana, Inc.	1,341	532,672
Labcorp Holdings, Inc.	916	256,480
McKesson Corp.	1,342	1,014,015
Quest Diagnostics, Inc.	1,236	261,970
UnitedHealth Group, Inc.	10,141	4,214,904
Universal Health Services, Inc. Class B	595	88,471
		12,012,907
Health care technology: 0.02%
Veeva Systems, Inc. Class A†	1,677	297,617
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Life sciences tools & services: 0.46%
Agilent Technologies, Inc.	3,156	$419,212
Bio-Techne Corp.	1,748	123,496
Charles River Laboratories International, Inc.†	538	122,013
Danaher Corp.	7,034	1,339,836
IQVIA Holdings, Inc.†	1,864	360,162
Mettler-Toledo International, Inc.†	226	288,717
Revvity, Inc.	1,246	138,630
Thermo Fisher Scientific, Inc.	4,150	2,080,644
Waters Corp.†	1,096	411,044
West Pharmaceutical Services, Inc.	789	283,251
		5,567,005
Pharmaceuticals: 2.00%
Bristol-Myers Squibb Co.	22,802	1,313,851
Eli Lilly & Co.	8,833	10,594,565
Johnson & Johnson	26,880	6,826,714
Merck & Co., Inc.	27,579	3,543,901
Pfizer, Inc.	63,642	1,532,499
Viatris, Inc.	13,004	206,504
Zoetis, Inc.	4,681	336,377
		24,354,411
Industrials: 5.29%
Aerospace & defense: 1.34%
Axon Enterprise, Inc.†	900	504,549
Boeing Co.†	8,802	1,905,369
General Dynamics Corp.	2,834	1,003,916
General Electric Co.	11,650	4,353,955
Honeywell Aerospace, Inc.†	3,538	782,181
Howmet Aerospace, Inc.	4,468	1,201,266
Huntington Ingalls Industries, Inc.	440	123,152
L3Harris Technologies, Inc.	2,080	604,427
Lockheed Martin Corp.	2,266	1,154,436
Northrop Grumman Corp.	1,491	759,381
RTX Corp.	15,038	2,853,160
Textron, Inc.	1,942	178,140
TransDigm Group, Inc.	625	832,525
		16,256,457
Air freight & logistics: 0.18%
CH Robinson Worldwide, Inc.	1,316	247,855
Expeditors International of Washington, Inc.	1,460	237,951
FedEx Corp.	2,451	767,482
United Parcel Service, Inc. Class B	8,337	896,227
		2,149,515
Building products: 0.29%
A.O. Smith Corp.	1,250	78,400
Allegion PLC	960	134,870
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Building products(continued)
Builders FirstSource, Inc.†	1,201	$107,466
Carrier Global Corp.	8,718	639,465
Johnson Controls International PLC	6,813	995,447
Lennox International, Inc.	354	202,824
Masco Corp.	2,253	183,327
Trane Technologies PLC	2,468	1,212,183
		3,553,982
Commercial services & supplies: 0.22%
Cintas Corp.	3,797	645,794
Copart, Inc.†	9,896	278,968
Republic Services, Inc. Class A	2,233	475,808
Rollins, Inc.	3,279	136,865
Veralto Corp.	2,742	243,161
Waste Management, Inc.	4,125	919,380
		2,699,976
Construction & engineering: 0.20%
Comfort Systems USA, Inc.	392	776,924
EMCOR Group, Inc.	496	411,621
Quanta Services, Inc.	1,676	1,206,787
		2,395,332
Electrical equipment: 0.78%
AMETEK, Inc.	2,559	619,125
Eaton Corp. PLC	4,336	1,847,656
Emerson Electric Co.	6,254	895,260
GE Vernova, Inc.	3,001	3,525,755
Generac Holdings, Inc.†	657	192,376
Hubbell, Inc. Class B	590	308,688
Rockwell Automation, Inc.	1,243	615,384
Vertiv Holdings Co. Class A	4,289	1,436,043
		9,440,287
Ground transportation: 0.50%
CSX Corp.	20,749	986,200
Fedex Freight Holding Co., Inc.†	1,214	183,314
J.B. Hunt Transport Services, Inc.	832	240,806
Norfolk Southern Corp.	2,508	788,992
Old Dominion Freight Line, Inc.	2,044	442,730
Uber Technologies, Inc.†	22,730	1,640,197
Union Pacific Corp.	6,630	1,803,360
		6,085,599
Industrial conglomerates: 0.14%
3M Co.	5,824	942,964
Honeywell International, Inc.	3,538	792,270
		1,735,234
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Machinery: 1.16%
Caterpillar, Inc.	5,143	$5,476,781
Cummins, Inc.	1,541	1,099,057
Deere & Co.	2,805	1,779,296
Dover Corp.	1,504	337,317
Fortive Corp.	3,404	207,950
IDEX Corp.	826	187,461
Illinois Tool Works, Inc.	2,923	790,584
Ingersoll Rand, Inc.	3,977	326,074
Nordson Corp.	592	178,601
Otis Worldwide Corp.	4,285	306,806
PACCAR, Inc.	5,877	705,945
Parker-Hannifin Corp.	1,408	1,377,193
Pentair PLC	1,805	138,371
Snap-on, Inc.	578	232,587
Stanley Black & Decker, Inc.	1,736	163,392
Westinghouse Air Brake Technologies Corp.	1,895	510,892
Xylem, Inc.	2,654	313,729
		14,132,036
Passenger airlines: 0.12%
Delta Air Lines, Inc.	7,297	683,437
Southwest Airlines Co.	5,458	280,650
United Airlines Holdings, Inc.†	3,624	492,828
		1,456,915
Professional services: 0.19%
Automatic Data Processing, Inc.	4,464	999,713
Broadridge Financial Solutions, Inc.	1,291	176,802
Equifax, Inc.	1,330	211,098
Jacobs Solutions, Inc.	1,319	166,194
Leidos Holdings, Inc.	1,405	144,673
Paychex, Inc.	3,601	354,086
Verisk Analytics, Inc. Class A	1,463	262,652
		2,315,218
Trading companies & distributors: 0.17%
Fastenal Co.	12,819	615,697
United Rentals, Inc.	700	793,023
WW Grainger, Inc.	485	659,794
		2,068,514
Information technology: 22.51%
Communications equipment: 0.80%
Arista Networks, Inc.†	11,530	1,958,716
Ciena Corp.†	1,579	774,594
Cisco Systems, Inc.	44,106	5,180,691
F5, Inc.†	630	262,055
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Communications equipment(continued)
Lumentum Holdings, Inc.†	869	$745,654
Motorola Solutions, Inc.	1,854	769,948
		9,691,658
Electronic equipment, instruments & components: 0.71%
Amphenol Corp. Class A	13,737	2,422,108
CDW Corp.	1,427	200,693
Coherent Corp.†	2,185	861,917
Corning, Inc.	8,745	2,233,735
Flex Ltd.†	4,106	665,460
Jabil, Inc.	1,178	454,096
Keysight Technologies, Inc.†	1,915	670,384
TE Connectivity PLC	3,259	657,047
Teledyne Technologies, Inc.†	517	344,787
Zebra Technologies Corp. Class A†	532	140,054
		8,650,281
IT services: 0.38%
Accenture PLC Class A	6,855	853,036
Akamai Technologies, Inc.†	1,623	191,855
Cognizant Technology Solutions Corp. Class A	5,291	204,920
Gartner, Inc.†	748	96,956
GoDaddy, Inc. Class A†	1,479	125,538
International Business Machines Corp.	10,495	2,951,299
VeriSign, Inc.	915	230,177
		4,653,781
Semiconductors & semiconductor equipment: 11.34%
Advanced Micro Devices, Inc.†	18,208	10,577,209
Analog Devices, Inc.	5,451	2,164,974
Applied Materials, Inc.	8,862	6,407,226
Broadcom, Inc.	52,869	19,971,265
First Solar, Inc.†	1,200	283,152
Intel Corp.†	52,755	7,366,181
KLA Corp.	14,586	4,400,742
Lam Research Corp.	13,964	6,051,020
Marvell Technology, Inc.	9,777	2,912,471
Microchip Technology, Inc.	6,042	551,030
Micron Technology, Inc.	12,593	14,535,974
Monolithic Power Systems, Inc.	549	758,916
NVIDIA Corp.	270,454	54,115,141
NXP Semiconductors NV	2,819	792,224
ON Semiconductor Corp.†	4,376	413,707
Qnity Electronics, Inc.	2,338	381,819
QUALCOMM, Inc.	11,769	2,174,793
Skyworks Solutions, Inc.	1,679	113,836
Teradyne, Inc.	1,748	845,752
Texas Instruments, Inc.	10,162	3,028,987
		137,846,419
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Software: 4.44%
Adobe, Inc.†	4,513	$925,255
AppLovin Corp. Class A†	3,004	1,547,751
Autodesk, Inc.†	2,358	458,442
Cadence Design Systems, Inc.†	3,080	1,155,986
Crowdstrike Holdings, Inc. Class A†	2,842	2,168,844
Datadog, Inc. Class A†	3,694	961,770
Fair Isaac Corp.†	259	309,448
Fortinet, Inc.†	6,954	1,068,273
Gen Digital, Inc.	6,154	153,173
Intuit, Inc.	3,088	805,968
Microsoft Corp.	82,948	30,941,263
Oracle Corp.	18,948	2,776,829
Palantir Technologies, Inc. Class A†	25,639	2,991,302
Palo Alto Networks, Inc.†	9,056	3,088,277
PTC, Inc.†	1,290	146,557
Roper Technologies, Inc.	1,127	381,366
Salesforce, Inc.	9,135	1,431,089
ServiceNow, Inc.†	11,516	1,143,308
Synopsys, Inc.†	2,139	954,144
Trimble, Inc.†	2,603	133,222
Tyler Technologies, Inc.†	471	137,749
Workday, Inc. Class A†	2,275	278,505
		53,958,521
Technology hardware, storage & peripherals: 4.84%
Apple, Inc.	164,004	47,456,198
Dell Technologies, Inc. Class C	3,230	1,393,616
Hewlett Packard Enterprise Co.	14,816	668,350
HP, Inc.	10,212	224,051
NetApp, Inc.	2,203	340,936
Sandisk Corp.†	1,654	3,760,749
Seagate Technology Holdings PLC	2,504	2,416,360
Super Micro Computer, Inc.†	6,284	184,310
Western Digital Corp.	3,849	2,458,433
		58,903,003
Materials: 1.09%
Chemicals: 0.60%
Air Products & Chemicals, Inc.	2,487	729,139
Albemarle Corp.	1,317	177,835
CF Industries Holdings, Inc.	1,715	185,666
Corteva, Inc.	7,468	632,465
Dow, Inc.	8,048	220,193
DuPont de Nemours, Inc.	1,527	207,122
Ecolab, Inc.	2,828	787,909
International Flavors & Fragrances, Inc.	2,851	225,856
Linde PLC	5,163	2,679,287
LyondellBasell Industries NV Class A	2,883	151,790
Mosaic Co.	3,549	75,203
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	2,489	$301,891
Sherwin-Williams Co.	2,561	881,804
		7,256,160
Construction materials: 0.13%
CRH PLC	7,461	798,327
Martin Marietta Materials, Inc.	670	386,389
Vulcan Materials Co.	1,449	427,470
		1,612,186
Containers & packaging: 0.11%
Amcor PLC	5,163	223,816
Avery Dennison Corp.	854	138,647
Ball Corp.	2,973	185,515
International Paper Co.	5,913	225,285
Packaging Corp. of America	989	235,659
Smurfit Westrock PLC	5,856	270,899
		1,279,821
Metals & mining: 0.25%
Freeport-McMoRan, Inc.	16,052	1,009,510
Newmont Corp.	11,921	1,113,421
Nucor Corp.	2,543	566,453
Steel Dynamics, Inc.	1,514	347,403
		3,036,787
Real estate: 1.08%
Health care REITs: 0.21%
Alexandria Real Estate Equities, Inc.	1,751	92,540
Healthpeak Properties, Inc.	7,698	164,737
Ventas, Inc.	5,429	482,095
Welltower, Inc.	7,882	1,788,978
		2,528,350
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	7,112	168,626
Industrial REITs: 0.11%
Prologis, Inc.	10,411	1,410,378
Office REITs: 0.01%
BXP, Inc.	1,656	109,809
Real estate management & development: 0.05%
CBRE Group, Inc. Class A†	3,270	440,436
CoStar Group, Inc.†	4,560	129,139
		569,575
Residential REITs: 0.11%
AvalonBay Communities, Inc.	1,551	292,658
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Residential REITs(continued)
Camden Property Trust	1,122	$128,458
Equity Residential	3,807	258,609
Essex Property Trust, Inc.	718	209,362
Invitation Homes, Inc.	6,103	184,372
Mid-America Apartment Communities, Inc.	1,300	180,622
UDR, Inc.	3,302	131,816
		1,385,897
Retail REITs: 0.16%
Federal Realty Investment Trust	878	108,380
Kimco Realty Corp.	7,530	190,886
Realty Income Corp.	10,413	645,189
Regency Centers Corp.	1,840	146,722
Simon Property Group, Inc.	3,621	809,837
		1,901,014
Specialized REITs: 0.42%
American Tower Corp.	5,202	850,891
Crown Castle, Inc.	4,874	369,108
Digital Realty Trust, Inc.	3,688	662,291
Equinix, Inc.	1,101	1,147,671
Extra Space Storage, Inc.	2,359	342,763
Iron Mountain, Inc.	3,322	419,602
Public Storage	1,764	561,499
SBA Communications Corp. Class A	1,184	208,928
VICI Properties, Inc. Class A	12,203	323,990
Weyerhaeuser Co.	8,051	192,741
		5,079,484
Utilities: 1.30%
Electric utilities: 0.85%
Alliant Energy Corp.	2,884	220,020
American Electric Power Co., Inc.	6,076	831,258
Constellation Energy Corp.	3,570	886,681
Duke Energy Corp.	8,705	1,101,879
Edison International	4,297	319,912
Entergy Corp.	5,113	587,279
Evergy, Inc.	2,574	222,471
Eversource Energy	4,199	303,462
Exelon Corp.	11,425	532,634
FirstEnergy Corp.	5,813	276,350
NextEra Energy, Inc.	23,286	2,043,812
NRG Energy, Inc.	2,356	344,117
PG&E Corp.	24,591	413,621
Pinnacle West Capital Corp.	1,353	144,771
PPL Corp.	8,401	305,376
Southern Co.	12,588	1,204,797
Xcel Energy, Inc.	6,971	559,771
		10,298,211
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Gas utilities: 0.03%
Atmos Energy Corp.	1,864	$321,111
Independent power and renewable electricity producers: 0.05%
AES Corp.	7,963	116,738
Vistra Corp.	3,539	561,391
		678,129
Multi-utilities: 0.35%
Ameren Corp.	3,090	349,294
CenterPoint Energy, Inc.	7,305	321,712
CMS Energy Corp.	3,450	263,925
Consolidated Edison, Inc.	4,115	455,242
Dominion Energy, Inc.	9,820	670,608
DTE Energy Co.	2,323	353,956
NiSource, Inc.	5,354	254,583
Public Service Enterprise Group, Inc.	5,564	451,574
Sempra	7,299	676,690
WEC Energy Group, Inc.	3,637	424,693
		4,222,277
Water utilities: 0.02%
American Water Works Co., Inc.	2,181	286,976
Total common stocks (Cost $121,479,193)		719,765,758

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.09%	12-25-2034	$1,696	1,640
Total non-agency mortgage-backed securities (Cost $1,695)				1,640
U.S. Treasury securities: 33.95%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,576,185
U.S. Treasury Bonds	1.13	8-15-2040	100,000	62,633
U.S. Treasury Bonds	1.38	11-15-2040	5,100,000	3,296,871
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,960,064
U.S. Treasury Bonds	2.00	11-15-2041	1,700,000	1,177,316
U.S. Treasury Bonds	2.25	2-15-2052	10,940,000	6,586,649
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,317,761
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,306,220
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,352,588
U.S. Treasury Bonds	2.88	5-15-2049	1,500,000	1,065,293
U.S. Treasury Bonds	3.00	5-15-2042	776,000	617,648
U.S. Treasury Bonds	3.00	11-15-2045	834,000	629,768
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,405,682
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,425,892
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,560,031
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,537,764
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2049	$5,114,000	$3,728,426
U.S. Treasury Bonds	3.13	11-15-2041	846,000	690,911
U.S. Treasury Bonds	3.13	2-15-2042	919,000	747,190
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,715,193
U.S. Treasury Bonds	3.38	11-15-2048	19,141,000	14,971,103
U.S. Treasury Bonds	3.50	2-15-2039	731,000	657,729
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,310,660
U.S. Treasury Bonds	3.63	2-15-2053	615,000	491,808
U.S. Treasury Bonds	3.75	8-15-2041	929,000	825,721
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,434,798
U.S. Treasury Bonds	3.88	8-15-2040	946,000	863,040
U.S. Treasury Bonds	4.25	5-15-2039	681,000	657,857
U.S. Treasury Bonds	4.25	11-15-2040	977,000	926,929
U.S. Treasury Bonds	4.25	2-15-2054	4,900,000	4,372,102
U.S. Treasury Bonds	4.38	2-15-2038	81,000	80,307
U.S. Treasury Bonds	4.38	11-15-2039	2,857,000	2,774,861
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,042,123
U.S. Treasury Bonds	4.38	5-15-2041	842,000	806,807
U.S. Treasury Bonds	4.50	5-15-2038	428,000	428,284
U.S. Treasury Bonds	4.50	8-15-2039	721,000	711,086
U.S. Treasury Bonds	4.63	2-15-2040	730,000	725,808
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	11,824,096
U.S. Treasury Bonds	4.63	2-15-2055	1,100,000	1,045,301
U.S. Treasury Bonds	4.75	2-15-2037	264,000	271,373
U.S. Treasury Bonds	4.75	2-15-2041	5,284,000	5,285,239
U.S. Treasury Bonds	4.75	5-15-2055	2,200,000	2,134,086
U.S. Treasury Bonds	5.00	5-15-2037	375,000	393,662
U.S. Treasury Bonds	5.25	11-15-2028	479,000	490,807
U.S. Treasury Bonds	5.25	2-15-2029	499,000	513,697
U.S. Treasury Bonds	5.38	2-15-2031	8,152,000	8,558,008
U.S. Treasury Bonds	6.13	11-15-2027	525,000	538,802
U.S. Treasury Bonds	6.13	8-15-2029	19,343,000	20,440,866
U.S. Treasury Bonds	6.25	5-15-2030	4,378,000	4,697,799
U.S. Treasury Bonds	6.38	8-15-2027	16,124,000	16,522,691
U.S. Treasury Notes	0.38	7-31-2027	11,371,000	10,921,934
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,998,305
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,956,754
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,208,721
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,431,977
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,798,088
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,257,514
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,887,485
U.S. Treasury Notes	0.63	12-31-2027	252,000	239,164
U.S. Treasury Notes	0.63	5-15-2030	13,375,000	11,685,884
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,943,591
U.S. Treasury Notes	0.75	1-31-2028	14,000	13,272
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,328,072
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,975,465
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.13%	2-15-2031	$7,183,000	$6,268,009
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,949,590
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	4,008,840
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,945,628
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	14,204,354
U.S. Treasury Notes	1.25	8-15-2031	8,087,000	6,989,253
U.S. Treasury Notes	1.38	10-31-2028	22,235,000	20,863,552
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	20,018,103
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,921,922
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,644,744
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,664,259
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,268,893
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,165,658
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,325,983
U.S. Treasury Notes	2.38	3-31-2029	6,100,000	5,818,828
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,137,329
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,378,379
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,135,499
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,231,708
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,295,491
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,306,959
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,536,416
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,493,459
U.S. Treasury Notes	3.50	9-30-2027	8,400,000	8,334,047
U.S. Treasury Notes	3.63	8-31-2030	300,000	293,496
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,703,097
U.S. Treasury Notes	4.00	2-29-2028	10,900,000	10,871,047
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,088,434
U.S. Treasury Notes	4.13	8-31-2030	2,700,000	2,692,512
U.S. Treasury Notes	4.13	2-15-2036	8,400,000	8,195,250
U.S. Treasury Notes	4.25	5-15-2035	600,000	592,922
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	16,155,047
U.S. Treasury Notes	4.63	2-15-2035	5,900,000	5,993,570
Total U.S. Treasury securities (Cost $432,204,399)				412,696,039

		Yield	Shares
Short-term investments: 3.66%
Investment companies: 3.66%
Allspring Government Money Market Fund Select Class♠∞		3.57	44,490,139	44,490,139
Total short-term investments (Cost $44,490,139)				44,490,139
Total investments in securities (Cost $598,184,742)	96.81%			1,176,963,701
Other assets and liabilities, net	3.19			38,770,697
Total net assets	100.00%			$1,215,734,398

See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2026 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$34,814,219	$194,231,636	$(184,555,716)	$0	$0	$44,490,139	44,490,139	$1,088,529
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	293	9-18-2026	$110,303,086	$110,581,863	$278,777	$0
10-Year U.S. Treasury Notes	540	9-21-2026	59,004,146	59,340,938	336,792	0
Short
Ultra U.S. Treasury Bond	(486)	9-21-2026	(54,918,138)	(56,451,938)	0	(1,533,800)
					$615,569	$(1,533,800)
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$10,125	$0	$10,125
Common stocks
Communication services	69,684,029	0	0	69,684,029
Consumer discretionary	67,018,188	0	0	67,018,188
Consumer staples	32,880,683	0	0	32,880,683
Energy	21,442,385	0	0	21,442,385
Financials	84,635,359	0	0	84,635,359
Health care	63,967,595	0	0	63,967,595
Industrials	64,289,065	0	0	64,289,065
Information technology	273,703,663	0	0	273,703,663
Materials	13,184,954	0	0	13,184,954
Real estate	13,153,133	0	0	13,153,133
Utilities	15,806,704	0	0	15,806,704
Non-agency mortgage-backed securities	0	1,640	0	1,640
U.S. Treasury securities	412,696,039	0	0	412,696,039
Short-term investments
Investment companies	44,490,139	0	0	44,490,139
	1,176,951,936	11,765	0	1,176,963,701
Futures contracts	615,569	0	0	615,569
Total assets	$1,177,567,505	$11,765	$0	$1,177,579,270
Liabilities
Futures contracts	$1,533,800	$0	$0	$1,533,800
Total liabilities	$1,533,800	$0	$0	$1,533,800
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2026, $12,985,160 was segregated as cash collateral for these open futures contracts.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Index Asset Allocation Fund